Offerings - Offering: 1	Sep. 17, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 3,267,616.40
Amount of Registration Fee	$ 500.27
Offering Note	(a) Calculated as the estimated aggregate maximum purchase price for Shares. (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.